Basis of preparation (Details)	12 Months Ended
Oct. 31, 2025
Canna Cabana Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
2680495 Ontario Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
Saturninus Partners GP
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	50.00%
Valiant Distribution Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
META Growth Corp.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
NAC Thompson North Ltd. Partnership
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	49.00%
NAC OCN Ltd. Partnership
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	49.00%
HT Global Imports Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
2049213 Ontario Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
1171882 B.C. Ltd.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
High Tide BV (Grasscity)
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
Valiant Distribution Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
Smoke Cartel USA, Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
Fab Nutrition, LLC
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
Halo Kushbar Retail Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
Nuleaf Naturals LLC
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
DHC Supply, LLC
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
2629268 Alberta ltd.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	87.50%
DS Distribution Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%
Enigmaa Ltd. (Blessed CBD)
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	80.00%
Remexian Pharma GMBH
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	51.00%
High Tide Germany GmbH
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary	100.00%